Taxes On Income (Schedule Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 9,718	$ 9,741
Decreases in tax positions for prior years	(1,204)
Increases (decreases) in tax positions for prior years	631	(23)
Uncertain tax positions, end of year	$ 9,145	$ 9,718